Loans (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Accounts, Notes, Loans and Financing Receivable

The table below presents loans outstanding by domicile and industry of borrower at March 31, 2015 and 2016:

	2015	2016
	(in millions of yen)
Domestic:
Manufacturing	8,224,361	8,344,808
Construction and real estate	7,353,826	7,733,513
Services	4,272,968	4,655,704
Wholesale and retail	5,586,533	5,408,850
Transportation and communications	3,156,855	3,267,902
Banks and other financial institutions	3,852,820	3,632,481
Government and public institutions	4,611,900	3,395,784
Other industries (Note)	5,079,922	4,619,336
Individuals:
Mortgage loans	11,021,956	10,589,646
Other	848,750	924,408

Total domestic	54,009,891	52,572,432

Foreign:
Commercial and industrial	16,688,090	17,319,284
Banks and other financial institutions	6,077,144	6,382,449
Government and public institutions	1,010,704	1,174,665
Other (Note)	425,862	273,695

Total foreign	24,201,800	25,150,093

Total	78,211,691	77,722,525
Less: Unearned income and deferred loan fees—net	163,415	167,156

Total loans before allowance for loan losses	78,048,276	77,555,369

Note:	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.

Financing Receivable Credit Quality Indicators

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2015 and 2016:

	Normal obligors				Watch obligors excluding special attention obligors (1)			Impaired loans	Total
	A-B	C-D	Retail (2)	Other (3)	E1-E2	Retail (2)	Other (3)
	(in millions of yen)
2015
Domestic:
Manufacturing	4,663,535	2,607,651	109,615	198,621	147,978	16,424	1,019	479,518	8,224,361
Construction and real estate	3,331,659	2,943,178	600,856	165,660	192,124	18,478	562	101,309	7,353,826
Services	2,298,532	1,566,359	201,354	4,150	109,677	22,273	—	70,623	4,272,968
Wholesale and retail	2,261,669	2,695,642	237,050	53,691	148,722	39,189	65	150,505	5,586,533
Transportation and communications	2,310,918	674,273	89,258	422	36,383	10,029	—	35,572	3,156,855
Banks and other financial institutions	2,986,436	830,410	2,360	4,169	23,881	129	—	5,435	3,852,820
Government and public institutions	4,505,893	6,007	—	100,000	—	—	—	—	4,611,900
Other industries	2,018,620	706,882	3,326	2,290,419	10,476	406	49,213	580	5,079,922
Individuals	—	243,904	11,212,723	133,530	32,512	102,149	2,484	143,404	11,870,706

Total domestic	24,377,262	12,274,306	12,456,542	2,950,662	701,753	209,077	53,343	986,946	54,009,891

Foreign:
Total foreign	15,153,557	5,246,343	8,428	3,160,768	344,533	22	100,018	188,131	24,201,800

Total	39,530,819	17,520,649	12,464,970	6,111,430	1,046,286	209,099	153,361	1,175,077	78,211,691

2016
Domestic:
Manufacturing	4,859,256	2,681,958	103,343	148,102	163,213	12,473	2,958	373,505	8,344,808
Construction and real estate	3,956,798	2,709,617	601,251	157,057	215,244	16,408	255	76,883	7,733,513
Services	2,611,296	1,674,328	195,140	2,380	81,704	24,846	—	66,010	4,655,704
Wholesale and retail	2,240,228	2,552,552	223,677	57,865	147,404	39,486	546	147,092	5,408,850
Transportation and communications	2,410,967	695,697	86,094	380	35,090	10,518	—	29,156	3,267,902
Banks and other financial institutions	2,719,047	881,405	2,234	3,788	22,303	264	—	3,440	3,632,481
Government and public institutions	3,181,241	4,047	—	210,496	—	—	—	—	3,395,784
Other industries	1,954,222	685,258	3,501	1,929,712	7,053	329	35,315	3,946	4,619,336
Individuals	—	259,646	10,891,538	107,131	34,744	96,729	1,659	122,607	11,514,054

Total domestic	23,933,055	12,144,508	12,106,778	2,616,911	706,755	201,053	40,733	822,639	52,572,432

Foreign:
Total foreign	15,540,347	5,748,131	8,382	3,132,856	472,696	10	80,607	167,064	25,150,093

Total	39,473,402	17,892,639	12,115,160	5,749,767	1,179,451	201,063	121,340	989,703	77,722,525

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.
(2)	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
(3)	Non-impaired loans held by subsidiaries other than MHBK and MHTB constitute Other, since their portfolio segments are not identical to those of MHBK and MHTB.

Impaired Financing Receivables

The table below presents impaired loans information at March 31, 2015 and 2016:

	Recorded investment (1)			Unpaid principal balance	Related allowance (3)	Average recorded investment	Interest income recognized (4)
	Requiring an allowance for loan losses	Not requiring an allowance for loan losses (2)	Total
	(in millions of yen)
2015
Domestic:
Manufacturing	469,856	9,662	479,518	487,833	170,864	289,807	9,376
Construction and real estate	77,863	23,446	101,309	119,800	17,479	119,325	1,570
Services	60,606	10,017	70,623	78,470	18,771	77,028	1,449
Wholesale and retail	138,981	11,524	150,505	161,843	54,481	150,525	2,529
Transportation and communications	31,568	4,004	35,572	36,858	10,173	47,224	729
Banks and other financial institutions	5,373	62	5,435	5,448	2,263	7,487	98
Other industries	478	102	580	766	55	682	11
Individuals	68,337	75,067	143,404	158,344	6,202	173,726	2,553

Total domestic	853,062	133,884	986,946	1,049,362	280,288	865,804	18,315

Foreign:
Total foreign	171,852	16,279	188,131	204,575	71,943	233,123	3,197

Total	1,024,914	150,163	1,175,077	1,253,937	352,231	1,098,927	21,512

2016
Domestic:
Manufacturing	365,361	8,144	373,505	379,642	138,676	410,491	7,930
Construction and real estate	59,883	17,000	76,883	87,516	10,130	89,075	1,246
Services	56,695	9,315	66,010	72,603	19,095	69,525	1,292
Wholesale and retail	134,425	12,667	147,092	157,215	46,304	149,324	2,376
Transportation and communications	25,665	3,491	29,156	30,497	5,694	33,119	630
Banks and other financial institutions	3,390	50	3,440	3,440	1,095	5,188	42
Other industries	3,591	355	3,946	4,132	799	2,665	64
Individuals	63,367	59,240	122,607	135,325	6,085	133,015	2,058

Total domestic	712,377	110,262	822,639	870,370	227,878	892,402	15,638

Foreign:
Total foreign	148,471	18,593	167,064	180,870	61,308	186,440	2,629

Total	860,848	128,855	989,703	1,051,240	289,186	1,078,842	18,267

Notes:

(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of impaired loans.
(2)	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
(3)	The allowance for loan losses on impaired loans includes the allowance for groups of small balance, homogeneous loans totaling ¥387,879 million and ¥347,839 million as of March 31, 2015 and 2016 which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment.
(4)	Amounts represent gross interest income on impaired loans which were included in Interest income on loans in the consolidated statements of income.

Troubled Debt Restructurings on Financing Receivables by Type of Restructuring

The following table presents TDRs that were entered into during the fiscal years ended March 31, 2015 and 2016:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (Note)	Charge-offs
		(in millions of yen)
2015
Domestic:
Manufacturing	—	1,236	380,149
Construction and real estate	—	—	31,554
Services	—	—	55,592
Wholesale and retail	—	—	153,577
Transportation and communications	—	—	25,452
Banks and other financial institutions	—	—	13,482
Other industries	—	—	2,607
Individuals	—	—	35,271

Total domestic	—	1,236	697,684

Foreign:
Total foreign	—	503	50,730

Total	—	1,739	748,414

2016
Domestic:
Manufacturing	67,058	34,081	108,395
Construction and real estate	—	—	27,078
Services	—	—	43,919
Wholesale and retail	—	—	157,651
Transportation and communications	49	279	28,244
Banks and other financial institutions	—	—	6,342
Other industries	—	—	7,120
Individuals	—	—	28,163

Total domestic	67,107	34,360	406,912

Foreign:
Total foreign	—	—	44,748

Total	67,107	34,360	451,660

Troubled Debt Restructurings on Financing Receivables Subsequently Defaulted

The following table presents payment defaults which occurred during the fiscal years ended March 31, 2015 and 2016 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	2015	2016
	(in millions of yen)
Domestic:
Manufacturing	9,719	10,669
Construction and real estate	1,673	2,195
Services	2,479	4,824
Wholesale and retail	23,979	20,522
Transportation and communications	1,151	2,361
Individuals	4,359	3,864

Total domestic	43,360	44,435

Foreign:
Total foreign	8,187	10,846

Total	51,547	55,281

Age Analysis of Past Due Loans

The table below presents an analysis of the age of the recorded investment in loans that are past due at March 31, 2015 and 2016:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total
	(in millions of yen)
2015
Domestic:
Manufacturing	1,407	179	10,451	12,037	8,212,324	8,224,361
Construction and real estate	2,386	2,360	46,142	50,888	7,302,938	7,353,826
Services	1,628	650	7,626	9,904	4,263,064	4,272,968
Wholesale and retail	3,000	2,250	11,196	16,446	5,570,087	5,586,533
Transportation and communications	169	3,122	2,866	6,157	3,150,698	3,156,855
Banks and other financial institutions	333	—	12	345	3,852,475	3,852,820
Government and public institutions	—	—	—	—	4,611,900	4,611,900
Other industries	—	7	979	986	5,078,936	5,079,922
Individuals	32,060	15,596	46,310	93,966	11,776,740	11,870,706

Total domestic	40,983	24,164	125,582	190,729	53,819,162	54,009,891

Foreign:
Total foreign	98	47	14,826	14,971	24,186,829	24,201,800

Total	41,081	24,211	140,408	205,700	78,005,991	78,211,691

2016
Domestic:
Manufacturing	1,555	163	9,454	11,172	8,333,636	8,344,808
Construction and real estate	2,713	1,024	35,691	39,428	7,694,085	7,733,513
Services	2,479	223	7,016	9,718	4,645,986	4,655,704
Wholesale and retail	3,193	886	8,861	12,940	5,395,910	5,408,850
Transportation and communications	594	81	2,033	2,708	3,265,194	3,267,902
Banks and other financial institutions	—	—	—	—	3,632,481	3,632,481
Government and public institutions	—	—	—	—	3,395,784	3,395,784
Other industries	—	—	29	29	4,619,307	4,619,336
Individuals	38,682	13,570	38,413	90,665	11,423,389	11,514,054

Total domestic	49,216	15,947	101,497	166,660	52,405,772	52,572,432

Foreign:
Total foreign	859	2,598	30,000	33,457	25,116,636	25,150,093

Total	50,075	18,545	131,497	200,117	77,522,408	77,722,525